Financial Assets and Financial Liabilities - Summary of Fair Values of Financial Instruments in Fair Value Level 3 (Details) - Level 3 (Fair value) € in Millions	12 Months Ended
Dec. 31, 2024 EUR (€)
Cash flow projections | Royalty Assets
Disclosure of financial liabilities [line items]
Significant unobservable input, assets	0.10
Increase in fair value measurement due to change in multiple unobservable inputs to reflect reasonably possible alternative assumptions, assets	€ 4.1
Decrease in fair value measurement due to change in multiple unobservable inputs to reflect reasonably possible alternative assumptions, assets	€ (4.1)
Discount rate | Royalty Assets
Disclosure of financial liabilities [line items]
Significant unobservable input, assets	0.01
Increase in fair value measurement due to change in multiple unobservable inputs to reflect reasonably possible alternative assumptions, assets	€ 3.5
Decrease in fair value measurement due to change in multiple unobservable inputs to reflect reasonably possible alternative assumptions, assets	€ (3.1)
Contingent consideration | Cash flow projections
Disclosure of financial liabilities [line items]
Significant unobservable input, liabilities	0.10
Change in fair value with increasing input factor (in millions €)	€ 4.4
Change in fair value with decreasing input factor (in millions €)	€ (4.4)
Contingent consideration | Discount rate
Disclosure of financial liabilities [line items]
Significant unobservable input, liabilities	0.01
Change in fair value with increasing input factor (in millions €)	€ 0.6
Change in fair value with decreasing input factor (in millions €)	€ (0.6)